FINANCIAL INSTRUMENTS AND RISK (Schedule of financial instruments denominated in foreign currency) (Details)) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 284,225	$ 9,864
Due to related parties		$ 615,522
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	48,060
Line of credit	(48,096)
Accounts receivable	17,324
Accounts payable	(553,049)
Due to related parties	(1,340,650)
Total financial instruments	(1,828,315)
Currency risk [Member] | Tower Three Colombian peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	920
Line of credit
Accounts receivable	1,164
Accounts payable	(80,868)
Due to related parties	(1,340,650)
Total financial instruments	(1,419,434)
Currency risk [Member] | Evotech Argentinian peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	41,801
Line of credit
Accounts receivable	16,160
Accounts payable	(472,181)
Due to related parties
Total financial instruments	(414,220)
Currency risk [Member] | TCTS Us Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	5,339
Line of credit	(48,096)
Accounts receivable
Accounts payable
Due to related parties
Total financial instruments	5,339
Currency risk [Member] | Innervision Colombian peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash
Line of credit
Accounts receivable
Accounts payable
Due to related parties
Total financial instruments
Currency risk [Member] | Tower Three Colombian peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	9,864
Due to related parties	(21,151)
Total financial instruments	$ (11,758)